Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005470 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005470 | Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005470 | Hologic
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005470 | Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005470 | Teleflex
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005470 | PTC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005470 | Veeva Systems
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005470 | Domino's Pizza
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005470 | Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005470 | Microchip Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005470 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000005470 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000005470 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000005470 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005470 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005470 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005470 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005470 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005470 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005470 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005471 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005471 | Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005471 | Hologic
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005471 | Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005471 | Teleflex
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005471 | PTC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005471 | Veeva Systems
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005471 | Domino's Pizza
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005471 | Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005471 | Microchip Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005471 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000005471 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000005471 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000005471 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005471 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005471 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005471 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005471 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005471 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005471 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005472 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005472 | Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005472 | Hologic
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005472 | Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005472 | Teleflex
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005472 | PTC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005472 | Veeva Systems
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005472 | Domino's Pizza
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005472 | Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005472 | Microchip Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005472 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000005472 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000005472 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000005472 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005472 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005472 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005472 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005472 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005472 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005472 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159676 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159676 | Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159676 | Hologic
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159676 | Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159676 | Teleflex
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159676 | PTC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159676 | Veeva Systems
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159676 | Domino's Pizza
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159676 | Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159676 | Microchip Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159676 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000159676 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000159676 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000159676 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000159676 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000159676 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000159676 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000159676 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159676 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159676 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219320 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219320 | Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219320 | Hologic
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219320 | Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219320 | Teleflex
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219320 | PTC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219320 | Veeva Systems
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219320 | Domino's Pizza
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219320 | Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219320 | Microchip Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219320 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000219320 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000219320 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000219320 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000219320 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000219320 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000219320 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219320 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219320 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219320 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.70%